CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from operations	$ 718,000,000	$ 659,000,000	$ 814,000,000
Net interest paid	(202,000,000)	(189,000,000)	(174,000,000)
Settlement of foreign currency derivative financial instruments.	(41,000,000)	8,000,000	(10,000,000)
Income tax paid	(26,000,000)	(28,000,000)	(14,000,000)
Net cash from operating activities	449,000,000	450,000,000	616,000,000
Cash flows used in investing activities
Purchase of property, plant and equipment	(173,000,000)	(167,000,000)	(368,000,000)
Purchase of intangible assets	(11,000,000)	(20,000,000)	(11,000,000)
Proceeds from disposal of property, plant and equipment		8,000,000	1,000,000
Net cash used in investing activities	(184,000,000)	(179,000,000)	(378,000,000)
Cash flows (used in)/from financing activities
Proceeds from borrowings	1,309,000,000	517,000,000	79,000,000
Repayment of borrowings	(957,000,000)	(229,000,000)	(83,000,000)
Redemption of preferred shares	(289,000,000)
Lease payments	(111,000,000)	(97,000,000)	(78,000,000)
Dividends paid	(262,000,000)	(264,000,000)	(263,000,000)
Deferred debt issue costs paid	(17,000,000)	(8,000,000)	(3,000,000)
Consideration paid on termination of derivative financial instruments	(35,000,000)
Exceptional early redemption premium paid	(12,000,000)
Net cash (outflow)/inflow from financing activities	(374,000,000)	(81,000,000)	(348,000,000)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(109,000,000)	190,000,000	(110,000,000)
Cash, cash equivalents and restricted cash at the beginning of the year	610,000,000	443,000,000	555,000,000
Exchange losses on cash, cash equivalents and restricted cash	21,000,000	(23,000,000)	(2,000,000)
Cash, cash equivalents and restricted cash at the end of the year	$ 522,000,000	$ 610,000,000	$ 443,000,000